Schedule of Investments August 31, 2022 (Unaudited)

Ecofin Global Energy Transition Fund

	Shares	Fair Value
Common Stock - 88.6% (1)
Denmark Infrastructure, Utilities and Renewables - 3.4% (1)
Orsted A/S	14,574	$1,422,459
France Industrials - 4.2% (1)
Schneider Electric SE	15,126	1,797,845
Germany Clean Technology - 4.5% (1)
Infineon Technologies AG	78,307	1,916,091
Hong Kong Infrastructure, Utilities and Renewables - 4.8% (1)
China Longyuan Power Group Corp Ltd.	1,256,976	2,030,225
Ireland Industrials - 4.6% (1)
Aptiv Plc (2)	5,802	542,081
Trane Technologies Plc	9,173	1,413,284
		1,955,365
Italy Industrials - 2.5% (1)
Prysmian SpA	34,618	1,062,181
Italy Infrastructure, Utilities, and Renewables - 4.1% (1)
Enel SpA	368,019	1,729,355
Japan Clean Technology - 4.0% (1)
ROHM Co., Ltd.	22,514	1,684,452
Japan Industrials - 4.1% (1)
Nidec Corp.	26,150	1,737,197
Japan Infrastructure, Utilities, and Renewables - 3.7% (1)
Keyence Corp.	4,145	1,556,340
Norway Infrastructure, Utilities, and Renewables - 1.3% (1)
Scatec ASA	54,352	551,324
Portugal Infrastructure, Utilities and Renewables - 1.8% (1)
EDP - Energias de Portugal, S.A.	161,852	772,943
Spain Infrastructure, Utilities, and Renewables - 3.5% (1)
Corp ACCIONA Energias Renovables SA	35,585	1,477,464
Switzerland Specialty Chemical & Materials - 2.3% (1)
Sika AG	4,392	988,177
Taiwan Clean Technology - 1.9% (1)
Delta Electronics, Inc.	94,693	810,729
United States Clean Technology - 7.7% (1)
Autodesk, Inc. (2)	6,314	1,273,786
TE Connectivity Ltd.	15,745	1,987,177
		3,260,963
United States Industrials - 4.2% (1)
Sunrun, Inc. (2)	53,258	1,759,112
United States Infrastructure, Utilities, and Renewables - 26.0% (1)
Constellation Energy Corporation	38,184	3,115,433
Exelon Corporation	16,872	740,849
First Solar, Inc. (2)	18,145	2,314,395
NextEra Energy, Inc.	30,933	2,631,161
STEM, Inc. (2)	138,858	2,182,848
		10,984,686
Total Common Stock
(Cost $39,366,722)		37,496,908

Short-Term Investment - 5.6% (1)
United States Investment Company - 5.6% (1)
First American Government Obligations Fund, Class X, 2.05% (3)
(Cost $2,360,348)	2,360,348	2,360,348

Total Investments - 94.2% (1)
(Cost $41,727,070)		39,857,256
Other Assets in Excess of Liabilities, Net - 5.8%(1)		2,474,857
Total Net Assets - 100.0%(1)		$42,332,113

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of August 31, 2022.

SCHEDULE OF INVESTMENTS
Open Swap Contracts
August 31, 2022

Counterparty	Security	Termination Date	Pay/Receive on Financing Rate	Financing Rate	Payment\ Frequency	Shares	Notional Amount	Unrealized Appreciation (Depreciation)*
Morgan Stanley	Drax Group PLC	10/19/2022	Pay	0.200% + Federal Funds Effective Rate	Monthly	139,237	$1,028,737	$(179,700)
Morgan Stanley	Amperex Tech	9/21/2022	Pay	0.200% + Federal Funds Effective Rate	Monthly	15,639	1,099,474	(166,268)
								(345,968)
* Based on the net swap value held at each counterparty. Unrealized appreciation (depreciation) is a receivable (payable).

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stock	$17,960,126	$19,536,782	$-	$37,496,908
Short-Term Investment	2,360,348	-	-	2,360,348
Total Investments	$20,320,474	$19,536,782	$-	$39,857,256

As of August 31, 2022, the Fund's Investments in other financial instruments* were classified as follows:

Swaps**	$(345,968)	$-	$-	$(345,968)
Total Other Financial Instruments	$(345,968)	$-	$-	$(345,968)

* Other financial instruments are derivative instruments are reflected in the Schedule of Investments, such as swaps, futures and/or written options.
** Swap contracts are valued at the net unrealized apprecation (depreciation) on the instrument by counterparty.

Refer to the Fund's Schedule of Investments for additional industry information.